UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Tax-Free Income Fund

Investor Class (PRTAX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$42	0.41%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,159	10,133
2016	10,329	10,314
2016	9,841	9,776
2017	10,025	10,025
2017	10,248	10,281
2017	10,362	10,405
2017	10,333	10,322
2018	10,302	10,276
2018	10,416	10,395
2018	10,460	10,456
2018	10,414	10,439
2019	10,611	10,701
2019	10,986	11,061
2019	11,293	11,368
2019	11,239	11,325
2020	11,644	11,713
2020	11,088	11,501
2020	11,516	11,736
2020	11,697	11,879
2021	11,704	11,837
2021	12,006	12,046
2021	12,124	12,134
2021	12,126	12,114
2022	11,756	11,759
2022	11,186	11,227
2022	10,980	11,087
2022	10,933	11,067
2023	11,014	11,159
2023	11,161	11,282
2023	11,139	11,276
2023	11,378	11,541
2024	11,692	11,764
2024	11,581	11,584
2024	11,980	11,962
2024	12,169	12,110
2025	12,137	12,112
2025	11,733	11,819
2025	11,849	11,971
2025	12,406	12,429
2026	12,686	12,713

202501-4140694, 202603-5315132

F45-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Income Fund (Investor Class)	4.52%	1.62%	2.41%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,357,147
  Number of Portfolio Holdings642
  Investment Advisory Fees Paid (000s)$6,673
  Portfolio Turnover Rate31.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

Investor Class (PRTAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free Income Fund

Advisor Class (PATAX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$78	0.76%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Advisor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,141	10,133
2016	10,301	10,314
2016	9,806	9,776
2017	9,982	10,025
2017	10,195	10,281
2017	10,309	10,405
2017	10,272	10,322
2018	10,224	10,276
2018	10,327	10,395
2018	10,356	10,456
2018	10,310	10,439
2019	10,497	10,701
2019	10,859	11,061
2019	11,154	11,368
2019	11,102	11,325
2020	11,482	11,713
2020	10,936	11,501
2020	11,338	11,736
2020	11,518	11,879
2021	11,515	11,837
2021	11,802	12,046
2021	11,898	12,134
2021	11,902	12,114
2022	11,529	11,759
2022	10,962	11,227
2022	10,751	11,087
2022	10,696	11,067
2023	10,756	11,159
2023	10,902	11,282
2023	10,860	11,276
2023	11,083	11,541
2024	11,379	11,764
2024	11,262	11,584
2024	11,640	11,962
2024	11,814	12,110
2025	11,773	12,112
2025	11,371	11,819
2025	11,473	11,971
2025	12,015	12,429
2026	12,275	12,713

202501-4140694, 202603-5315132

F245-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Income Fund (Advisor Class)	4.27%	1.29%	2.07%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,357,147
  Number of Portfolio Holdings642
  Investment Advisory Fees Paid (000s)$6,673
  Portfolio Turnover Rate31.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

Advisor Class (PATAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free Income Fund

I Class (TFILX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$37	0.36%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,728	508,506
11/30/17	505,395	504,440
2/28/18	504,005	502,206
5/31/18	509,656	508,013
8/31/18	511,408	510,989
11/30/18	509,284	510,139
2/28/19	519,547	522,934
5/31/19	537,474	540,548
8/31/19	552,628	555,543
11/30/19	550,600	553,458
2/29/20	570,551	572,410
5/31/20	543,407	562,052
8/31/20	563,946	573,518
11/30/20	573,463	580,547
2/28/21	573,897	578,467
5/31/21	588,841	588,667
8/31/21	594,216	592,995
11/30/21	594,991	591,991
2/28/22	576,920	574,649
5/31/22	549,086	548,673
8/31/22	539,043	541,805
11/30/22	536,803	540,844
2/28/23	540,883	545,356
5/31/23	548,166	551,363
8/31/23	547,177	551,041
11/30/23	558,403	564,005
2/29/24	573,917	574,904
5/31/24	568,553	566,100
8/31/24	588,251	584,591
11/30/24	597,626	591,810
2/28/25	596,107	591,928
5/31/25	576,329	577,579
8/31/25	582,093	585,042
11/30/25	610,187	607,405
2/28/26	624,039	621,305

202501-4140694, 202603-5315132

F1085-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Tax-Free Income Fund (I Class)	4.69%	1.69%	2.59%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,357,147
  Number of Portfolio Holdings642
  Investment Advisory Fees Paid (000s)$6,673
  Portfolio Turnover Rate31.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

I Class (TFILX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund
–!
PATAX Tax-Free Income Fund–
.
Advisor Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 9.47 $ 9.44 $ 9.18 $ 10.10 $ 10.30
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.30 0.29 0.25
Net realized and unrealized
gain/loss 0.05 0.02 0.25 (0.93) (0.20)
Total from investment
activities 0.41 0.35 0.55 (0.64) 0.05
Distributions
Net investment income (0.35) (0.32) (0.29) (0.28) (0.25)
NET ASSET VALUE
End of period $ 9.53 $ 9.47 $ 9.44 $ 9.18 $ 10.10
Ratios/Supplemental Data
Total return
(2)(3)
4.52% 3.80% 6.16% (6.30)% 0.44%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.56% 0.59% 0.59% 0.53%
Net expenses after
waivers/payments by Price
Associates 0.41% 0.49% 0.53% 0.53% 0.53%
Net investment income 3.85% 3.47% 3.23% 3.05% 2.41%
Portfolio turnover rate 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of period (in
millions) $765 $806 $792 $819 $1,193
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 9.47 $ 9.44 $ 9.18 $ 10.11 $ 10.31
Investment activities
Net investment income
(1)(2)
0.32 0.30 0.27 0.25 0.22
Net realized and unrealized
gain/loss 0.07 0.02 0.25 (0.93) (0.20)
Total from investment
activities 0.39 0.32 0.52 (0.68) 0.02
Distributions
Net investment income (0.32) (0.29) (0.26) (0.25) (0.22)
NET ASSET VALUE
End of period $ 9.54 $ 9.47 $ 9.44 $ 9.18 $ 10.11
Ratios/Supplemental Data
Total return
(2)(3)
4.27% 3.46% 5.80% (6.71)% 0.12%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.83% 0.87% 0.86% 0.86%
Net expenses after
waivers/payments by Price
Associates 0.76% 0.83% 0.87% 0.86% 0.86%
Net investment income 3.50% 3.13% 2.89% 2.73% 2.09%
Portfolio turnover rate 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of period (in
millions) $27 $33 $37 $47 $67
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 9.46 $ 9.43 $ 9.18 $ 10.10 $ 10.30
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.30 0.29 0.26
Net realized and unrealized
gain/loss 0.07 0.03 0.25 (0.92) (0.20)
Total from investment
activities 0.43 0.36 0.55 (0.63) 0.06
Distributions
Net investment income (0.36) (0.33) (0.30) (0.29) (0.26)
NET ASSET VALUE
End of period $ 9.53 $ 9.46 $ 9.43 $ 9.18 $ 10.10
Ratios/Supplemental Data
Total return
(2)(3)
4.69% 3.87% 6.11% (6.25)% 0.53%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.36% 0.43% 0.47% 0.47% 0.45%
Net expenses after
waivers/payments by Price
Associates 0.36% 0.43% 0.47% 0.47% 0.45%
Net investment income 3.90% 3.53% 3.29% 3.12% 2.49%
Portfolio turnover rate 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of period (in
millions) $1,565 $1,536 $1,464 $1,424 $1,472
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA  1.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,321
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,691
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,173
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,587
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  3,300 3,546
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,125 2,380
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,323
30,021
ARIZONA  0.8%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.16%, 1/1/37  1,430 1,419
Arizona HFA, Banner Health, Series C, VRDN, 1.90%, 1/1/46  6,000 6,000
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 3,155
Arizona IDA, Equitable School Revolving Fund, Series A,
5.50%, 11/1/56  4,000 4,257
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,255
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,026
19,112
CALIFORNIA  5.4%
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,607
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,270
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,376
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,968
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  5,405 5,893
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,015 3,313

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B, VRDN, 5.00%, 3/1/56 (Tender
11/1/35)  6,900 7,664
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  6,505 7,035
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, 5.00%, 12/1/35  2,575 2,900
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  10,775 12,125
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  774 815
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  2,000 2,058
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.58%, 12/1/50 (Tender 6/1/26)  775 774
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 958
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,412
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 400 402
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 905
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,898
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,531
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 5,325 5,739
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,090 1,109
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,090
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,333
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,054
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,496
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,246
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,589
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,463
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,279
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,642

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,214
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,945
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,347
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  3,000 2,878
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,661
San Francisco City & County Int'l. Airport Commission,
Series A, 5.00%, 5/1/44 (3) 5,000 5,150
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,253
128,392
COLORADO  3.0%
Adams & Arapahoe Counties Joint School Dist. No. 28J Aurora,
GO, 5.50%, 12/1/43  3,400 3,977
Colorado, COP, 6.00%, 12/15/40  4,850 5,738
Colorado, COP, 6.00%, 12/15/41  7,585 8,967
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 3,889
Colorado HFA, Adventhealth Obligated Group, Series A, 3.00%,
11/15/51  7,250 5,330
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,842
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 690
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,869
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 3,172
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/37 (3) 7,000 7,362
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,537
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,018
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,639
Park Creek Metropolitan Dist., 5.00%, 12/1/43 (2) 2,420 2,614
70,644
CONNECTICUT  0.9%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,522
Connecticut HEFA, Hartford HealthCare Issue, Series A,
5.00%, 7/1/45  8,550 9,159
Connecticut HEFA, Hartford HealthCare Issue, Series A,
5.50%, 7/1/51  3,600 3,903
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,745 3,000

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 719
21,303
DELAWARE  1.0%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,185 5,211
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 2,945
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,500 3,632
Delaware State HFA, Bayhealth Medical Center Project,
Series A, 4.00%, 7/1/40  3,000 3,009
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,954
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,030
22,781
DISTRICT OF COLUMBIA  3.1%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 2,111
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,630 11,759
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 520
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  560 562
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,457
Metropolitan Washington Airports Auth. Dulles Toll Road, Dulles
Metrorail & Capital Improvement Projects, Series A, 5.00%,
10/1/44  2,250 2,320
Metropolitan Washington Airports Auth. Dulles Toll Road, Dulles
Metrorail & Capital Improvement Projects, Series B, 6.50%,
10/1/44  9,350 9,981
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 10,936
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 12,248
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,221
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  1,600 1,708
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  4,750 4,987
73,810
FLORIDA  1.5%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (6)(7) 1,396 21

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 537
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 803
Central Florida Expressway Auth., 5.00%, 7/1/39 (Prerefunded
7/1/27) (8) 7,475 7,757
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,980 2,042
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 5,305
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,146
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,177
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (3)(9) 4,000 4,290
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,342
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (1) 1,250 1,255
Tampa, Series A, Zero Coupon, 9/1/34  900 676
Tampa, Series A, Zero Coupon, 9/1/35  750 539
Tampa, Series A, Zero Coupon, 9/1/38  1,000 626
Tampa, Series A, Zero Coupon, 9/1/39  850 507
Tampa, Series A, Zero Coupon, 9/1/40  2,265 1,286
35,309
GEORGIA  9.2%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  5,000 5,551
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,504
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(7) 5,095 2,293
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 5,389 4,908
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/55 (1) 3,325 3,458
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  2,000 2,132
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,308
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,219
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,486
Clarke County Hosp. Auth. Piedmont Healthcare Project,
4.00%, 7/1/41 (4) 5,000 5,001
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,406

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/42  3,075 3,546
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/43  2,250 2,566
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,114
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,994
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 5,104
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,738
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  1,510 1,305
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,240
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,599
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,258
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,312
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 664
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 730
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 764
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,333
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,317
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,664
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,265 8,860
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (1) 800 831
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 4,515 4,346
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,740
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,000 2,002
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  7,000 7,048
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 3,029
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  6,300 6,512
Georgia Ports Auth., 5.00%, 7/1/47  2,500 2,641
Georgia State Road & Tollway Auth., 5.00%, 7/15/44  3,425 3,825
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,884
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,240

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,645
Main Street Natural Gas, Series A, 5.00%, 5/15/43  2,000 2,049
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,162
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,917
Main Street Natural Gas, Series C, VRDN, 4.00%, 3/1/50
(Tender 9/1/26)  7,940 7,987
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,943
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  4,510 4,907
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 8,310
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,657
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,305
Municipal Electric Auth. of Georgia, 4.00%, 1/1/44 (2) 4,420 4,395
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (4) 2,500 2,528
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,414
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,403
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/44  5,000 5,619
Savannah Georgia Convention Center Auth., Convention
Center Hotel Second Tier, Series B, 6.00%, 6/1/50 (1) 595 597
Savannah Georgia Convention Center Auth., Convention
Center Hotel Third Tier, Series C, 5.00%, 6/1/58 (2) 1,500 1,541
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,513
217,724
HAWAII  0.2%
Hawaii County, GO, 5.00%, 9/1/43  2,305 2,589
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,109
3,698
ILLINOIS  5.1%
Chicago, Series A, GO, 5.50%, 1/1/49  560 563
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 7,963
Chicago O'Hare Int'l. Airport, Senior Lien, Series B, 4.00%,
1/1/53 (2) 2,000 1,798

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Chicago Transit Auth. Sales Tax Receipts Fund, Second Lien,
Series A, 5.50%, 12/1/56  5,885 6,317
Cook County Sales Tax Revenue, 5.00%, 11/15/46  11,800 12,459
Illinois, GO, 5.50%, 5/1/26  1,350 1,357
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,589
Illinois, Series A, GO, 5.50%, 3/1/42  4,640 5,069
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,849
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,863
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,716
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34  425 434
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34
(Prerefunded 2/15/27) (8) 90 92
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  620 632
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36
(Prerefunded 2/15/27) (8) 130 133
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41  1,585 1,609
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41
(Prerefunded 2/15/27) (8) 1,455 1,494
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,335
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 9,170
Illinois HDA, Series H, 5.75%, 10/1/53  3,795 4,103
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,474
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 998
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 675
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 8,016
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 5,415
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (8) 1,310 1,319
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,091
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,577
120,110
INDIANA  0.6%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,586
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 2,054
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,095
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  3,400 3,766
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,436
13,937

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,246
4,246
KENTUCKY  2.4%
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,994
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,617
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 2,000
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,527
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,829
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,537
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,780
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,211
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,161
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,207
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,876
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,973
55,712
LOUISIANA  0.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,667
Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series C, VRDN, 1.90%, 5/1/43  1,430 1,430
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 761
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,802
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  1,500 1,498
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,622
18,780

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
MARYLAND  5.8%
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,715
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 3,124
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,811
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,042
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,250 1,243
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,504
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,120 2,804
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 602
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 403
Maryland CDA, 5.05%, 3/1/47  5,000 5,175
Maryland CDA, Series C, 5.75%, 9/1/54  1,695 1,814
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  4,995 5,493
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,690 4,197
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 634
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,500 2,588
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,751
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 550
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (3) 4,000 4,006
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,572
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,705
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  13,435 13,554
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,842
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  2,500 2,643
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  2,500 2,628
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (2) 10,020 10,889
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (2) 3,625 4,022
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,746
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 5,305
Montgomery County, Series A, GO, 4.00%, 8/1/41  1,500 1,562

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 2,997
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,658
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,621
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,734
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,276
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,738
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,112
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 510
Town of Chestertown, Washington College Project, 6.25%,
3/1/45  2,400 2,464
Town of Chestertown, Washington College Project, 6.50%,
3/1/50  400 407
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,020
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,690
136,151
MASSACHUSETTS  2.8%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,219
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,377
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,647
Massachusetts, Series C, GO, 5.00%, 6/1/43  7,500 8,457
Massachusetts, Series C, GO, 5.00%, 6/1/44  4,000 4,450
Massachusetts, Series D, GO, 4.00%, 5/1/40  4,000 4,049
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,168
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  10,440 11,836
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (2) 7,700 8,396
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 940 970
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series E-1, VRDN, 1.50%, 7/1/52  200 200
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G-1, VRDN, 1.50%, 7/1/61  300 300
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G-2, VRDN, 1.50%, 7/1/62  1,000 1,000
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 12,022

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,273
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 802
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,500
66,666
MICHIGAN  1.7%
Detroit, GO, 5.00%, 4/1/28  850 888
Detroit, GO, 5.00%, 4/1/29  150 157
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 2,080
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,840
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,420
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 6.25%, 8/15/61 (1) 1,000 1,018
Karegnondi Water Auth., 5.00%, 11/1/42 (4) 3,000 3,335
Karegnondi Water Auth., 5.00%, 11/1/43 (4) 3,000 3,293
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,683
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,667
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,733
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,717
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,335
41,166
MINNESOTA  0.4%
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,055
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,245 2,469
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,650 3,034
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,400 2,733
9,291
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron U.S.A. Project, Series C,
VRDN, 2.00%, 11/1/35  1,200 1,200
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  725 766
1,966
MISSOURI  1.4%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,497
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,064
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,994

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,015 2,052
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,761
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,927
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,545
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,026
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,861
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  2,550 2,550
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 87
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 842
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 705
31,911
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,840
2,840
NEVADA  0.6%
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,166
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  4,485 4,642
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,500 555
14,363
NEW HAMPSHIRE  1.2%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,323 5,555
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,626 2,617
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,542 2,506
New Hampshire Business Fin. Auth., Series 2025-1, Class A-1,
VR, 4.167%, 1/20/41  1,959 1,980
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  546 544
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,733
New Hampshire Business Fin. Auth., Series A-1, VR, 4.946%,
2/20/41  3,269 3,490
New Hampshire Business Fin. Auth., Series A-2, VR, 4.946%,
2/20/41  1,996 2,055

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,274
27,754
NEW JERSEY  2.9%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 1,051
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 4,395 4,654
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 365 365
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,002
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,325
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,002
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,735
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,805 1,592
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  6,775 7,384
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,753
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,000 3,037
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  2,820 2,994
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (4) 2,875 3,239
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 2,140 2,381
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (8) 700 834
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,413
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,250 3,227
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 717
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,104
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 345
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,315
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,500 2,174
68,643
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,793
3,793

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW YORK  9.2%
Build New York City Resource, 261 Walton Facility – Zeta
Charter Schools Project, Series A, 5.75%, 6/1/66 (1) 2,000 1,986
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,238
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  9,000 8,581
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,057
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  1,835 2,085
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 15,147
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,552
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,887
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (2) 8,825 9,441
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 8,296
New York City, Series D-1, GO, 5.50%, 5/1/45  950 1,029
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,748
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,477
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,551
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,305
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,427
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,790 1,925
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 3,100 2,467
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,071
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,222
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  4,000 4,147
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  1,475 1,517
New York City Transitional Fin. Auth., Future Tax, Series C,
4.00%, 5/1/44  2,295 2,272
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/43  2,980 3,373
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  3,460 3,878
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 1.90%, 11/1/36  2,000 2,000

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,525 1,671
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 3,012
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  4,465 4,869
New York City Transitional Fin. Auth., Future Tax, Fiscal 2025,
Series D, 5.50%, 5/1/52  3,500 3,785
New York City Transitional Fin. Auth., Future Tax, Fiscal 2026,
Series F-1, 5.50%, 2/1/50  3,250 3,574
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  13,530 10,733
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,215 2,227
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,228
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,586
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,281
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  2,000 1,337
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,400 4,065
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,353
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,376
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (3) 7,500 7,668
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (3) 10,000 10,664
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  2,500 2,615
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (3) 6,000 6,060
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  3,500 2,946
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,229
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,468
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  7,250 8,092
216,518
NORTH CAROLINA  2.7%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,159
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 1.95%, 1/15/42  1,080 1,080
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l.
Paper Company Project, 4.20%, 5/1/34  2,000 2,151

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,915 1,989
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,400 4,829
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,415 2,740
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  2,350 2,382
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  2,000 1,952
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,019
North Carolina Turnpike Auth., 5.00%, 1/1/40  16,735 17,452
North Carolina Turnpike Auth., Senior Lien, 4.00%, 1/1/39  6,225 6,334
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  3,690 3,295
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/43  4,650 4,845
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/44  1,500 1,554
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 8,000 8,180
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  2,155 2,433
63,394
OHIO  2.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 10,668
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  2,250 2,258
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,663
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,249
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,146
Franklin County, Nationwide Children's Hospital, Series B-2,
VRDN, 1.90%, 11/1/65  3,300 3,300
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  12,730 13,940
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,265 2,491
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 3,021
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.00%, 7/1/45 (4) 2,940 3,083
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.50%, 7/1/60 (4) 1,625 1,708
59,527
OKLAHOMA  0.9%
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,389

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,669
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,984
22,042
OREGON  0.4%
Oregon, Series 2024A, GO, 5.25%, 5/1/43  1,400 1,583
Oregon, Series 2025A, GO, 5.25%, 5/1/43  2,000 2,292
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,654
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,073
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,947
8,549
PENNSYLVANIA  3.2%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 2,096
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,364
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series D-2,
VRDN, 1.85%, 11/1/61  11,075 11,075
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  14,720 14,436
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,135 3,429
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  6,424 7,179
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  6,335 6,517
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 6,061
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,860 2,044
Pennsylvania State Univ., Series A, 5.00%, 9/1/43  3,785 4,249
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,634
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,163
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47  1,270 1,270
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47
(Prerefunded 5/1/27) (8) 1,230 1,268
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  5,500 5,712
76,497
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 12,613 8,608
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 14,550 10,076
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 11,472 7,084
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,445

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,331
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,066
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,102
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,117
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,369
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,001 1,017
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,006 2,009
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,625
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,020 1,089
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (6)(7) 2,000 1,332
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 60 40
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (6)(7) 2,410 1,606
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 100 67
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 810 540
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 225 150
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 290 194
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (6)
(7) 880 587
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 1,105 738
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 370 247
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 450 300
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 2,640 1,759
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(7) 380 253
Puerto Rico Electric Power Auth., Series UU, FRN, MUNIPSA,
1.159%, 7/1/17 (6)(7) 15 10
Puerto Rico Electric Power Auth., Series VV, 5.50%, 7/1/20 (6)
(7) 10 7

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 990 660
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 385 256
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 240 160
Puerto Rico Electric Power Auth., Series XX, 4.625%, 7/1/25 (6)
(7) 200 133
Puerto Rico Electric Power Auth., Series XX, 4.875%, 7/1/27 (6)
(7) 250 167
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 100 67
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 275 183
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 215 143
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 70 47
Puerto Rico Electric Power Auth., Series ZZ, 4.25%, 7/1/20 (6)
(7) 345 230
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 120 80
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 95 63
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 890 594
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 200 133
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 100 67
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,565
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,372 19,825
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  11,774 11,532
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  1,859 1,784
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,225
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,838
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,579
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,489 16,518

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,469 1,430
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 5,165
129,212
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 4,915 1,917
Rhode Island Health & Ed. Building, Series A, 5.00%, 7/1/45 (2) 1,500 1,548
3,465
SOUTH CAROLINA  1.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  6,783 4,915
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 4,223
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,684 2,380
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  950 585
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,137
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,111 51
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/42  4,840 5,273
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/46  485 512
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,325 1,334
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  3,300 3,312
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,516
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,100
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,216
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,361
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,132
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,077
38,124
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,916
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,810
10,726
TENNESSEE  0.6%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,810
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,872
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  4,655 4,918

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,328
Tennessee Energy Acquisition, Gas Project, Series A, 5.00%,
11/1/34  3,500 3,877
13,805
TEXAS  8.4%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 746
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,927
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,627
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,411
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,008
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 524
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,971
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,708
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  3,400 3,856
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  3,550 3,998
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,410
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,339
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/39  5,160 5,799
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.375%,
2/15/42  3,000 3,086
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/41  5,185 5,696
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/44 (3) 5,500 5,994
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,065
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,105
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,002
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series C, VRDN, 1.90%, 10/1/41  2,700 2,700
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,720
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,812
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,740
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  3,000 2,742
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,505
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,401

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,318
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,684
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42  2,625 2,956
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  3,125 3,418
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 761
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 1,007
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,169
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  8,250 8,523
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  7,000 7,130
North Texas Tollway Auth., First Tier, Series A, 5.25%, 1/1/44  3,775 4,206
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,924
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series D, VRDN, 1.60%, 11/15/63  5,800 5,800
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  1,800 1,809
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,012
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,855
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,712
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,664
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,350
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(7) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,271
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,347
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  1,240 1,276
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,708
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,557
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,582

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,413
Texas Transportation Fin., SH 288 System, Series A, 5.50%,
10/1/55  8,000 8,737
198,081
UTAH  1.2%
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/38 (2) 1,000 1,076
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/42 (2) 1,000 1,137
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (2) 400 449
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,236
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 1,455 1,500
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  500 524
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  7,502 7,830
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,021
Utah County, IHC Health Services, 5.00%, 5/15/41  5,000 5,017
Utah Transit Auth., 5.00%, 12/15/43  3,450 3,886
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,916
27,592
VIRGINIA  5.8%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,467
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  9,810 8,351
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 5,000 4,374
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,294
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,409
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,765
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,964
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 3,000 3,177
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  3,000 3,050
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,890
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  15,020 4,823
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,350

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 8,267
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,007
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,917
Virginia College Building Auth., Series A, 4.00%, 9/1/45  3,000 2,998
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 5,063
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  3,600 3,831
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,563
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,923
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 1,008
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 3,049
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,277
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,701
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,475
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,213
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 4,110
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (3) 3,000 2,976
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,481
136,773
WASHINGTON  2.5%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,622
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,199
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,482
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,253
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,617
Washington State Housing Fin. Commission, Series 2025-1,
Class A-1, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (8) 2,613 2,582
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (8) 2,389 2,338
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.00%, 7/1/45 (1)(4) 2,625 2,734
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.25%, 7/1/55 (1)(4) 3,305 3,395

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (1) 3,775 3,866
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  3,705 3,461
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  4,305 4,296
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,765 9,441
59,286
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 431
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 431
862
WISCONSIN  1.3%
PFA, Series A, 5.00%, 6/15/35  310 347
PFA, Series A, 5.25%, 6/15/50  1,000 1,018
PFA, Series B, 5.25%, 6/15/35  200 220
PFA, Series C, 5.50%, 6/15/45  500 507
PFA, Cone Health, Series B, VRDN, 1.85%, 10/1/55  8,300 8,300
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (3) 7,000 7,788
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,927
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,225 1,227
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  175 177
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  525 532
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 150
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/50 (4) 2,250 2,294
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.00%, 4/1/54  1,400 1,400
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  2,920 3,202
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  1,670 1,659
31,748
Total Municipal Securities (Cost $2,289,234) 2,336,324

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,449 2,931
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,528) 2,931
Total Investments in Securities
99.2% of Net Assets
(Cost $2,292,762) $ 2,339,255
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $96,044 and represents 4.1% of net assets.
(2) Insured by Assured Guaranty Incorporated
(3) Interest subject to alternative minimum tax.
(4) Insured by Build America Mutual Assurance Company
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,292,762) $ 2,339,255
Interest receivable 25,317
Receivable for shares sold 1,006
Receivable for investment securities sold 570
Cash 17
Other assets 49
Total assets 2,366,214
Liabilities
Payable for investment securities purchased 4,281
Payable for shares redeemed 2,060
Investment management fees payable 578
Due to affiliates 5
Payable to directors 1
Other liabilities 2,142
Total liabilities 9,067
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,357,147

T. ROWE PRICE Tax-Free Income Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (54,432)
Paid-in capital applicable to 247,294,018 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,411,579
NET ASSETS $ 2,357,147
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $764,671; Shares outstanding: 80,204,066) $ 9.53
Advisor Class
(Net assets: $27,123; Shares outstanding: 2,843,750) $ 9.54
I Class
(Net assets: $1,565,353; Shares outstanding:
164,246,202) $ 9.53

T. ROWE PRICE Tax-Free Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 97,026
Expenses
Investment management 7,360
Shareholder servicing
Investor Class $ 1,181
Advisor Class 47
I Class 221 1,449
Rule 12b-1 fees
Advisor Class 70
Prospectus and shareholder reports
Investor Class 15
Advisor Class 1
I Class 20 36
Custody and accounting 246
Registration 110
Legal and audit 107
Directors 7
Miscellaneous 23
Waived / paid by Price Associates (687)
Total expenses 8,721
Net investment income 88,305
Realized and Unrealized Gain / Loss –
Net realized loss on securities (27,687)
Change in net unrealized gain / loss on securities 40,680
Net realized and unrealized gain / loss 12,993
INCREASE IN NET ASSETS FROM OPERATIONS $ 101,298

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 88,305 $ 81,229
Net realized loss (27,687) (14,265)
Change in net unrealized gain / loss 40,680 19,480
Increase in net assets from operations 101,298 86,444
Distributions to shareholders
Net earnings
Investor Class (28,549) (26,442)
Advisor Class (988) (1,063)
I Class (57,734) (52,140)
Decrease in net assets from distributions (87,271) (79,645)
Capital share transactions
*
Shares sold
Investor Class 123,891 168,544
Advisor Class 1,887 3,548
I Class 341,370 281,930
Distributions reinvested
Investor Class 25,217 23,483
Advisor Class 971 1,057
I Class 31,571 30,021
Shares redeemed
Investor Class (193,509) (181,009)
Advisor Class (8,500) (8,644)
I Class (353,796) (244,903)
Increase (decrease) in net assets from capital
share transactions (30,898) 74,027

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Net Assets
Increase (decrease) during period (16,871) 80,826
Beginning of period 2,374,018 2,293,192
End of period $ 2,357,147 $ 2,374,018
*Share information (000s)
Shares sold
Investor Class 13,380 17,801
Advisor Class 203 376
I Class 37,102 29,884
Distributions reinvested
Investor Class 2,723 2,488
Advisor Class 105 112
I Class 3,409 3,183
Shares redeemed
Investor Class (20,985) (19,164)
Advisor Class (920) (917)
I Class (38,549) (25,969)
Increase (decrease) in shares outstanding (3,532) 7,794

T. ROWE PRICE Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund, Inc. (Investor Class), the Tax-Free Income
Fund–Advisor Class (Advisor Class) and the Tax-Free Income Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free Income Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Tax-Free Income Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Tax-Free Income Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Tax-Free Income Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $702,956,000 and $762,158,000, respectively, for the year ended
February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Tax-Free Income Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 803 $ 78
Tax-exempt income 86,468 79,567
Total distributions $ 87,271 $ 79,645
($000s)
Cost of investments $ 2,280,247
Unrealized appreciation $ 82,278
Unrealized depreciation (23,270)
Net unrealized appreciation (depreciation) $ 59,008

T. ROWE PRICE Tax-Free Income Fund

At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of
($000s)
Undistributed ordinary income $ 16
Undistributed tax-exempt income 1,023
Net unrealized appreciation (depreciation) 59,008
Loss carryforwards and deferrals (114,479)
Total distributable earnings (loss) $ (54,432)

T. ROWE PRICE Tax-Free Income Fund

the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,674,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Tax-Free Income Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $614,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.41% 0.92% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(687) $— $—

T. ROWE PRICE Tax-Free Income Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Income Fund, Inc. (the
"Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $86,259,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026